Commitments and Contingencies (Details)	4 Months Ended
Sep. 30, 2020
Commitments and Contingencies (Textual)
Underwriting agreement, description	The underwriters a 45-day option to purchase up to 4,500,000 additional Units to cover any over-allotment, at the Public Offering price less the underwriting discounts and commissions. On September 24, 2020, the Company issued 4,500,000 Units in connection with the underwriters' exercise of the over-allotment option in full. The Company paid an underwriting discount of $6,900,000 ($0.20 per Unit sold) to the underwriters at the closing of the Public Offering on September 24, 2020, with an additional fee ("Deferred Discount") of $12,075,000 ($0.35 per Unit sold) payable upon the Company's completion of an initial Business Combination. The Deferred Discount will become payable to the underwriters from the amounts held in the Trust Account solely in the event the Company completes its initial Business Combination. The underwriters will not be entitled to any interest accrued on the Deferred Discount, and no Deferred Discount is payable to the underwriters if there is no Business Combination.